Schedule of Investments (unaudited)	iShares® MSCI Intl Size Factor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.2%
Afterpay Ltd.(a)	288	$26,680
AGL Energy Ltd.	3,261	14,063
Ampol Ltd.	885	20,471
APA Group	3,429	21,276
Aristocrat Leisure Ltd.	749	26,565
ASX Ltd.	327	20,564
Aurizon Holdings Ltd.	8,484	21,630
AusNet Services Ltd.	15,378	28,598
Australia & New Zealand Banking Group Ltd.	1,041	22,153
BHP Group Ltd.	411	11,289
BHP Group PLC	699	18,462
BlueScope Steel Ltd.	1,455	22,736
Brambles Ltd.	2,241	17,002
Cochlear Ltd.	132	22,079
Coles Group Ltd.	1,619	20,981
Commonwealth Bank of Australia	303	24,016
Computershare Ltd.	2,169	30,863
Crown Resorts Ltd.(a)	2,121	15,988
CSL Ltd.	75	17,065
Dexus	3,006	24,658
Domino's Pizza Enterprises Ltd.	255	26,157
Endeavour Group Ltd.	612	3,145
Evolution Mining Ltd.	5,775	15,679
Fortescue Metals Group Ltd.	1,044	10,879
Glencore PLC	3,954	19,772
Goodman Group	1,281	21,209
GPT Group (The)	5,229	20,414
Insurance Australia Group Ltd.	6,324	22,915
James Hardie Industries PLC	588	23,100
Lendlease Corp. Ltd.	2,484	19,679
Macquarie Group Ltd.	168	24,802
Magellan Financial Group Ltd.	624	16,415
Medibank Pvt Ltd.	8,547	21,480
Mirvac Group	8,961	19,124
National Australia Bank Ltd.	1,032	22,438
Newcrest Mining Ltd.	843	15,794
Northern Star Resources Ltd.	2,562	17,736
Oil Search Ltd.	6,843	22,169
Orica Ltd.	2,091	24,003
Origin Energy Ltd.	5,979	22,899
Qantas Airways Ltd.(a)	6,567	26,597
QBE Insurance Group Ltd.	2,280	20,414
Ramsay Health Care Ltd.	501	26,776
REA Group Ltd.	168	20,390
Reece Ltd.	1,224	18,560
Rio Tinto Ltd.	198	13,565
Rio Tinto PLC	225	14,029
Santos Ltd.	3,672	19,282
Scentre Group	9,957	22,711
Seek Ltd.	939	23,337
Sonic Healthcare Ltd.	681	20,665
South32 Ltd.	8,244	22,239
Stockland	5,427	18,707
Suncorp Group Ltd.	2,454	21,715
Sydney Airport(a)	5,206	32,285
Tabcorp Holdings Ltd.	6,152	23,164
Telstra Corp. Ltd.	7,560	21,852
Transurban Group	1,697	17,291

Security	Shares	Value

Australia (continued)
Treasury Wine Estates Ltd.	2,283	$19,920
Vicinity Centres	18,159	23,715
Washington H Soul Pattinson & Co. Ltd.	894	22,016
Wesfarmers Ltd.	510	22,065
Westpac Banking Corp.	897	17,451
WiseTech Global Ltd.	1,086	42,326
Woodside Petroleum Ltd.	1,146	20,034
Woolworths Group Ltd.	612	17,629
		1,385,683
Austria — 0.6%
Erste Group Bank AG	444	19,041
OMV AG	318	19,253
Raiffeisen Bank International AG	828	24,194
Verbund AG	267	27,833
voestalpine AG	462	17,547
		107,868
Belgium — 1.2%
Ageas SA/NV	369	17,951
Anheuser-Busch InBev SA/NV	237	14,497
Elia Group SA/NV	201	23,449
Etablissements Franz Colruyt NV	315	15,466
Groupe Bruxelles Lambert SA	180	20,886
KBC Group NV	243	22,629
Proximus SADP	1,077	20,281
Sofina SA	60	26,550
Solvay SA	159	18,901
UCB SA	234	27,969
Umicore SA	411	23,565
		232,144
Canada — 10.1%
Agnico Eagle Mines Ltd.	273	14,490
Air Canada(a)	1,023	18,342
Algonquin Power & Utilities Corp.	1,770	25,514
Alimentation Couche-Tard Inc., Class B	522	19,579
AltaGas Ltd.	1,065	22,047
Atco Ltd., Class I, NVS	591	20,057
B2Gold Corp.	4,497	18,568
Ballard Power Systems Inc.(a)	1,479	26,805
Bank of Montreal	192	20,846
Bank of Nova Scotia (The)	240	15,735
Barrick Gold Corp.	702	12,882
Bausch Health Cos Inc.(a)	720	20,182
BCE Inc.	396	20,386
BlackBerry Ltd.(a)	2,583	27,905
Brookfield Asset Management Inc., Class A	399	24,090
Brookfield Renewable Corp., Class A	536	22,200
CAE Inc.(a)	795	24,108
Cameco Corp.	1,029	25,002
Canadian Apartment Properties REIT	462	22,559
Canadian Imperial Bank of Commerce	177	21,477
Canadian National Railway Co.	174	23,125
Canadian Natural Resources Ltd.	465	19,763
Canadian Pacific Railway Ltd.	255	19,737
Canadian Tire Corp. Ltd., Class A, NVS	117	16,618
Canadian Utilities Ltd., Class A, NVS	747	21,639
Canopy Growth Corp.(a)(b)	855	10,812
CCL Industries Inc., Class B, NVS	390	21,318
Cenovus Energy Inc.	2,361	28,234
CGI Inc.(a)	270	24,120

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Size Factor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Constellation Software Inc.	15	$26,361
Dollarama Inc.	471	21,289
Emera Inc.	426	19,820
Empire Co. Ltd., Class A, NVS	651	19,463
Enbridge Inc.	594	24,881
Fairfax Financial Holdings Ltd.	51	20,656
First Quantum Minerals Ltd.	789	18,679
FirstService Corp.	126	25,131
Fortis Inc.	456	20,298
Franco-Nevada Corp.	150	21,403
George Weston Ltd.	240	25,931
GFL Environmental Inc.	714	29,360
Gildan Activewear Inc.	588	21,599
Great-West Lifeco Inc.	720	21,182
Hydro One Ltd.(c)	819	19,568
iA Financial Corp. Inc.	405	23,958
IGM Financial Inc.	561	22,275
Imperial Oil Ltd.	588	19,907
Intact Financial Corp.	153	20,511
Inter Pipeline Ltd.	1,434	21,830
Ivanhoe Mines Ltd., Class A(a)	2,805	22,008
Keyera Corp.	843	21,606
Kinross Gold Corp.	2,301	13,833
Kirkland Lake Gold Ltd.	441	18,590
Lightspeed Commerce Inc.(a)	366	35,674
Loblaw Companies Ltd.	338	25,421
Lundin Mining Corp.	1,872	16,291
Magna International Inc.	201	16,350
Manulife Financial Corp.	918	17,884
Metro Inc.	405	20,378
National Bank of Canada	228	18,876
Northland Power Inc.	615	19,773
Nutrien Ltd.	309	21,597
Nuvei Corp.(a)(c)	318	38,219
Onex Corp.	345	25,710
Open Text Corp.	456	22,969
Pan American Silver Corp.	609	15,584
Parkland Corp.	594	17,283
Pembina Pipeline Corp.	753	24,928
Power Corp. of Canada	651	21,682
Quebecor Inc., Class B	684	17,432
Restaurant Brands International Inc.	297	16,815
RioCan REIT	1,326	23,882
Ritchie Bros Auctioneers Inc.	285	19,480
Rogers Communications Inc., Class B, NVS	378	17,581
Royal Bank of Canada	186	19,360
Saputo Inc.	714	17,054
Shaw Communications Inc., Class B, NVS	696	20,043
Shopify Inc., Class A(a)	18	26,282
Sun Life Financial Inc.	357	20,345
Suncor Energy Inc.	840	22,093
TC Energy Corp.	420	22,721
Teck Resources Ltd., Class B	768	21,434
TELUS Corp.	948	21,747
Thomson Reuters Corp.	204	24,539
TMX Group Ltd.	195	21,112
Toromont Industries Ltd.	258	22,954
Toronto-Dominion Bank (The)	210	15,244
West Fraser Timber Co. Ltd.	267	21,378
Wheaton Precious Metals Corp.	426	17,197

Security	Shares	Value

Canada (continued)
WSP Global Inc.	189	$25,622
Yamana Gold Inc.	3,903	15,327
		1,936,540
Denmark — 1.8%
Ambu A/S, Class B	564	16,055
AP Moller - Maersk A/S, Class A	3	8,237
AP Moller - Maersk A/S, Class B, NVS	6	17,388
Carlsberg A/S, Class B	108	17,833
Chr Hansen Holding A/S	249	19,812
Coloplast A/S, Class B	120	19,598
Danske Bank A/S	1,026	17,362
Demant A/S(a)	427	20,700
DSV A/S	81	18,826
Genmab A/S(a)	54	24,260
GN Store Nord A/S	219	13,308
Novo Nordisk A/S, Class B	273	29,936
Novozymes A/S, Class B	303	22,288
Orsted A/S(c)	138	19,491
Pandora A/S	180	25,188
Rockwool International A/S, Class B	45	20,579
Tryg A/S	767	18,203
Vestas Wind Systems A/S	450	19,453
		348,517
Finland — 1.3%
Elisa OYJ	333	20,097
Fortum OYJ	729	21,681
Kesko OYJ, Class B	675	21,968
Kone OYJ, Class B	243	16,572
Neste OYJ	267	14,864
Nokia OYJ(a)	3,861	22,160
Nordea Bank Abp	1,975	24,187
Orion OYJ, Class B	432	18,707
Sampo OYJ, Class A.	429	22,806
Stora Enso OYJ, Class R	1,053	17,521
UPM-Kymmene OYJ	552	19,481
Wartsila OYJ Abp	1,695	23,507
		243,551
France — 7.1%
Accor SA(a)	522	18,681
Aeroports de Paris(a)	141	18,813
Air Liquide SA	114	19,033
Airbus SE(a)	153	19,627
Alstom SA	363	12,937
Amundi SA(c)	216	19,245
Arkema SA	156	21,340
Atos SE	354	18,469
AXA SA	750	21,820
BioMerieux	186	23,691
BNP Paribas SA	243	16,266
Bollore SA	4,104	23,853
Bouygues SA	426	17,260
Bureau Veritas SA	651	20,692
Capgemini SE	129	30,078
Carrefour SA	1,008	18,249
Cie. de Saint-Gobain	360	24,845
Cie. Generale des Etablissements Michelin SCA	120	18,866
CNP Assurances	1,179	29,540
Covivio	198	17,150
Credit Agricole SA	1,098	16,565

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Size Factor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Danone SA	252	$16,427
Dassault Aviation SA	180	18,811
Dassault Systemes SE	525	30,659
Edenred	348	18,831
Eiffage SA	180	18,527
Electricite de France SA.	1,209	17,818
Engie SA	1,194	16,985
EssilorLuxottica SA	123	25,448
Eurazeo SE	255	23,902
Eurofins Scientific SE	210	24,783
Faurecia SE	417	21,779
Gecina SA	153	21,411
Getlink SE	1,305	20,085
Hermes International	21	33,346
Ipsen SA	189	19,560
Kering SA	24	18,013
Klepierre SA	753	17,926
La Francaise des Jeux SAEM(c)	447	23,211
Legrand SA	204	22,254
L'Oreal SA	51	23,330
LVMH Moet Hennessy Louis Vuitton SE	27	21,171
Orange SA	1,308	14,264
Orpea SA	135	14,101
Pernod Ricard SA	90	20,705
Publicis Groupe SA	384	25,779
Remy Cointreau SA	99	19,999
Renault SA(a)	444	15,999
Safran SA	114	15,343
Sanofi	156	15,669
Sartorius Stedim Biotech	48	26,456
Schneider Electric SE	120	20,690
SCOR SE	519	17,472
SEB SA	113	17,706
Societe Generale SA	552	18,439
Sodexo SA(a)	225	21,890
Suez SA	918	20,890
Teleperformance	54	22,556
Thales SA	183	16,887
TotalEnergies SE	393	19,679
Ubisoft Entertainment SA(a)	333	17,437
Unibail-Rodamco-Westfield(a)	234	16,709
Valeo	708	20,802
Veolia Environnement SA	764	24,951
Vinci SA	165	17,640
Vivendi SE	564	7,266
Wendel SE	156	20,781
Worldline SA(a)(c)	202	11,780
		1,363,187
Germany — 5.4%
adidas AG	54	17,674
Allianz SE, Registered	69	16,023
Aroundtown SA	2,706	18,805
BASF SE	237	17,058
Bayer AG, Registered	297	16,738
Bayerische Motoren Werke AG	144	14,549
Bechtle AG	387	29,030
Beiersdorf AG	177	18,821
Brenntag SE	225	21,406
Carl Zeiss Meditec AG, Bearer	138	27,792
Commerzbank AG(a)	2,931	21,405

Security	Shares	Value

Germany (continued)
Continental AG(a)	123	$14,461
Covestro AG(c)	327	20,941
Daimler AG, Registered	222	22,036
Delivery Hero SE(a)(c)	153	19,083
Deutsche Bank AG, Registered(a)	1,422	18,266
Deutsche Boerse AG	114	18,925
Deutsche Lufthansa AG, Registered(a)	2,766	18,285
Deutsche Post AG, Registered	288	17,829
Deutsche Telekom AG, Registered	924	17,184
Deutsche Wohnen SE	66	3,381
E.ON SE	1,617	20,503
Evonik Industries AG	612	19,829
Fresenius Medical Care AG & Co. KGaA	247	16,408
Fresenius SE & Co. KGaA	321	14,591
GEA Group AG	534	26,300
Hannover Rueck SE	102	18,624
HeidelbergCement AG	237	17,847
HelloFresh SE(a)	243	19,692
Henkel AG & Co. KGaA	57	4,760
Infineon Technologies AG	531	24,867
KION Group AG	210	22,938
Knorr-Bremse AG	150	15,831
LANXESS AG	276	18,598
LEG Immobilien SE	171	25,435
Merck KGaA	105	24,814
MTU Aero Engines AG	72	16,037
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	57	16,877
Nemetschek SE	282	32,378
Puma SE	177	21,957
Rational AG	21	20,844
RWE AG	432	16,628
SAP SE	147	21,287
Scout24 SE(c)	279	19,431
Siemens AG, Registered	123	19,998
Siemens Healthineers AG(c)	393	26,137
Symrise AG	144	19,918
TeamViewer AG(a)(c)	594	8,866
Telefonica Deutschland Holding AG	6,327	16,484
Uniper SE	525	23,208
United Internet AG, Registered(d)	483	17,823
Volkswagen AG	6	1,951
Vonovia SE	369	22,385
Zalando SE(a)(c)	268	25,321
		1,028,259
Hong Kong — 3.5%
AIA Group Ltd.	1,200	13,448
BOC Hong Kong Holdings Ltd.	4,500	14,260
Budweiser Brewing Co. APAC Ltd.(c)	5,400	14,811
Chow Tai Fook Jewellery Group Ltd.	13,200	26,923
CK Asset Holdings Ltd.	3,000	18,531
CK Hutchison Holdings Ltd.	3,000	20,113
CK Infrastructure Holdings Ltd.	3,000	18,087
CLP Holdings Ltd.	1,500	14,686
ESR Cayman Ltd.(a)(c)	6,600	21,357
Futu Holdings Ltd., ADR(a)(b)	165	8,831
Galaxy Entertainment Group Ltd.(a)	3,000	16,142
Hang Lung Properties Ltd.	9,000	20,888
Hang Seng Bank Ltd.	1,200	22,804
Henderson Land Development Co. Ltd.	6,464	27,066

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Size Factor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
HK Electric Investments & HK Electric Investments Ltd., Class SS	19,500	$19,424
HKT Trust & HKT Ltd., Class SS	15,000	20,355
Hong Kong & China Gas Co. Ltd.	12,676	19,693
Hong Kong Exchanges & Clearing Ltd.	400	24,097
Hongkong Land Holdings Ltd.(b)	4,200	23,194
Jardine Matheson Holdings Ltd.	300	17,425
Link REIT	2,100	18,605
Melco Resorts & Entertainment Ltd., ADR(a)	1,083	11,729
MTR Corp. Ltd.	3,000	16,365
New World Development Co. Ltd.	3,000	13,012
Power Assets Holdings Ltd.	3,000	18,334
Sands China Ltd.(a)	4,800	10,940
Sino Land Co. Ltd.	14,000	18,401
SITC International Holdings Co. Ltd.	6,000	20,279
SJM Holdings Ltd.(a)	15,000	11,156
Sun Hung Kai Properties Ltd.	1,500	19,887
Swire Pacific Ltd., Class A	3,000	18,860
Swire Properties Ltd.	6,600	17,694
Techtronic Industries Co. Ltd.	1,500	30,818
WH Group Ltd.(c)	24,000	16,824
Wharf Real Estate Investment Co. Ltd.	3,000	16,945
Wynn Macau Ltd.(a)	14,400	12,877
Xinyi Glass Holdings Ltd.	6,000	16,908
		671,769
Ireland — 0.5%
CRH PLC	438	20,960
Flutter Entertainment PLC, Class DI(a)	105	19,877
Kerry Group PLC, Class A	129	17,313
Kingspan Group PLC	198	22,795
Smurfit Kappa Group PLC	444	23,273
		104,218
Israel — 1.6%
Azrieli Group Ltd.	302	28,244
Bank Hapoalim BM	2,760	27,183
Bank Leumi Le-Israel BM	3,195	30,526
Check Point Software Technologies Ltd.(a)	174	20,811
CyberArk Software Ltd.(a)	186	33,501
Elbit Systems Ltd.	160	25,221
ICL Group Ltd.	2,952	25,299
Isracard Ltd.	1	2
Israel Discount Bank Ltd., Class A(a)	4,245	25,649
Mizrahi Tefahot Bank Ltd.	742	26,998
Nice Ltd.(a)	92	26,008
Teva Pharmaceutical Industries Ltd., ADR(a)	2,007	17,541
Wix.com Ltd.(a)(b)	98	18,224
		305,207
Italy — 2.5%
Amplifon SpA	525	26,716
Assicurazioni Generali SpA	885	19,271
Atlantia SpA(a)	1,008	19,483
CNH Industrial NV	1,098	18,914
DiaSorin SpA	126	28,484
Enel SpA	1,824	15,270
Eni SpA	1,830	26,228
Ferrari NV	99	23,491
FinecoBank Banca Fineco SpA(a)	1,782	34,032
Infrastrutture Wireless Italiane SpA(c)	1,803	19,920
Intesa Sanpaolo SpA	7,794	22,152

Security	Shares	Value

Italy (continued)
Mediobanca Banca di Credito Finanziario SpA(a)	1,980	$23,627
Moncler SpA	324	23,316
Nexi SpA(a)(c)	987	17,161
Poste Italiane SpA(c)	1,641	23,437
Prysmian SpA	555	20,984
Recordati Industria Chimica e Farmaceutica SpA	423	26,504
Snam SpA	3,276	18,555
Telecom Italia SpA/Milano	25,965	9,263
Tenaris SA	1,620	18,041
Terna - Rete Elettrica Nazionale	2,520	18,776
UniCredit SpA	1,539	20,345
		473,970
Japan — 29.8%
ABC-Mart Inc.	300	14,419
Acom Co. Ltd.	6,000	20,011
Advantest Corp.	300	24,596
Aeon Co. Ltd.	600	13,803
AGC Inc.	600	29,877
Aisin Corp.	600	21,956
Ajinomoto Co. Inc.	900	26,947
ANA Holdings Inc.(a)	900	20,971
Asahi Group Holdings Ltd.	600	27,228
Asahi Intecc Co. Ltd.	900	23,723
Asahi Kasei Corp.	1,800	18,910
Astellas Pharma Inc.	1,200	20,231
Azbil Corp.	600	25,580
Bandai Namco Holdings Inc.	300	22,926
Bridgestone Corp.	600	26,544
Brother Industries Ltd.	1,200	23,201
Canon Inc.	900	20,465
Capcom Co. Ltd.	600	16,149
Casio Computer Co. Ltd.	1,200	16,981
Central Japan Railway Co.	200	29,668
Chiba Bank Ltd. (The)	3,300	20,454
Chubu Electric Power Co. Inc.	1,500	15,527
Chugai Pharmaceutical Co. Ltd.	600	22,434
Concordia Financial Group Ltd.	5,400	21,463
Cosmos Pharmaceutical Corp.	200	30,563
CyberAgent Inc.	1,200	20,107
Dai Nippon Printing Co. Ltd.	900	22,298
Daifuku Co. Ltd.	300	27,618
Dai-ichi Life Holdings Inc.	900	18,935
Daiichi Sankyo Co. Ltd.	900	22,709
Daito Trust Construction Co. Ltd.	300	37,195
Daiwa House Industry Co. Ltd.	600	19,794
Daiwa House REIT Investment Corp.	9	25,827
Daiwa Securities Group Inc.	4,200	23,596
Denso Corp.	300	21,749
Dentsu Group Inc.	600	21,926
Disco Corp.	100	26,960
East Japan Railway Co.	300	18,686
Eisai Co. Ltd.	300	21,257
ENEOS Holdings Inc.	5,450	21,976
Fuji Electric Co. Ltd.	600	29,339
FUJIFILM Holdings Corp.	300	23,183
Fujitsu Ltd.	100	17,283
GLP J-REIT	12	19,573
GMO Payment Gateway Inc.	200	25,339
Hakuhodo DY Holdings Inc.	1,200	19,564
Hamamatsu Photonics KK	300	17,806

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Size Factor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Hankyu Hanshin Holdings Inc.	600	$18,603
Harmonic Drive Systems Inc.	300	13,600
Hino Motors Ltd.	2,400	22,703
Hirose Electric Co. Ltd.	200	33,446
Hisamitsu Pharmaceutical Co. Inc.	300	10,235
Hitachi Construction Machinery Co. Ltd.	600	19,144
Hitachi Ltd.	300	17,287
Hitachi Metals Ltd.(a)	1,200	22,717
Honda Motor Co. Ltd.	600	17,747
Hoshizaki Corp.	300	25,227
Hoya Corp.	300	44,163
Hulic Co. Ltd.	2,100	20,193
Ibiden Co. Ltd.	600	36,052
Idemitsu Kosan Co. Ltd.	964	26,329
Iida Group Holdings Co. Ltd.	900	22,189
Inpex Corp.	3,300	27,520
Isuzu Motors Ltd.	1,800	24,215
Ito En Ltd.	300	19,982
Itochu Corp.	600	17,113
Itochu Techno-Solutions Corp.	600	18,954
Japan Airlines Co. Ltd.(a)	900	19,369
Japan Exchange Group Inc.	900	21,310
Japan Metropolitan Fund Invest	24	22,044
Japan Post Bank Co. Ltd.	2,100	16,384
Japan Post Holdings Co. Ltd.	2,100	16,136
Japan Post Insurance Co. Ltd.	1,200	19,470
Japan Real Estate Investment Corp.	3	18,388
Japan Tobacco Inc.	900	17,668
JFE Holdings Inc.	1,500	22,921
JSR Corp.	600	21,762
Kajima Corp.	1,500	18,469
Kakaku.com Inc.	900	29,866
Kansai Electric Power Co. Inc. (The)	2,100	19,335
Kansai Paint Co. Ltd.	900	20,840
Kao Corp.	300	16,970
KDDI Corp.	600	18,348
Keio Corp.	300	15,143
Keisei Electric Railway Co. Ltd.	600	19,308
Kikkoman Corp.	300	24,537
Kintetsu Group Holdings Co. Ltd.(a)	600	18,887
Kirin Holdings Co. Ltd.	900	15,665
Kobayashi Pharmaceutical Co. Ltd.	300	24,020
Kobe Bussan Co. Ltd.	900	31,002
Koei Tecmo Holdings Co. Ltd.	450	20,947
Koito Manufacturing Co. Ltd.	300	17,021
Komatsu Ltd.	600	15,715
Konami Holdings Corp.	300	16,509
Kose Corp.	100	11,613
Kubota Corp.	900	19,173
Kurita Water Industries Ltd.	600	29,635
Kyocera Corp.	300	17,564
Kyowa Kirin Co. Ltd.	600	19,733
Lasertec Corp.	100	21,692
Lawson Inc.	600	29,016
Lion Corp.	1,200	19,985
Lixil Corp.	900	23,121
M3 Inc.	300	17,679
Makita Corp.	600	27,847
Marubeni Corp.	2,400	20,365
Mazda Motor Corp.(a)	3,000	26,983

Security	Shares	Value

Japan (continued)
McDonald's Holdings Co. Japan Ltd.	600	$26,815
Medipal Holdings Corp.	1,200	21,711
MEIJI Holdings Co. Ltd.	300	18,933
Mercari Inc.(a)	600	32,466
Minebea Mitsumi Inc.	900	22,785
Misumi Group Inc.	600	25,094
Mitsubishi Chemical Holdings Corp.	3,000	24,832
Mitsubishi Corp.	600	19,079
Mitsubishi Electric Corp.	1,500	20,144
Mitsubishi Estate Co. Ltd.	1,500	22,795
Mitsubishi Gas Chemical Co. Inc.	900	18,114
Mitsubishi HC Capital Inc.	3,900	19,555
Mitsubishi Heavy Industries Ltd.	600	15,344
Mitsubishi UFJ Financial Group Inc.	3,900	21,386
Mitsui & Co. Ltd.	900	20,596
Mitsui Chemicals Inc.	600	17,840
Mitsui Fudosan Co. Ltd.	900	20,577
Miura Co. Ltd.	600	23,079
Mizuho Financial Group Inc.	1,200	15,838
MonotaRO Co. Ltd.	900	20,513
MS&AD Insurance Group Holdings Inc.	600	19,384
Murata Manufacturing Co. Ltd.	300	22,254
Nabtesco Corp.	600	19,472
NEC Corp.	500	25,601
Nexon Co. Ltd.	900	15,319
NGK Insulators Ltd.	1,200	19,981
NH Foods Ltd.	600	21,101
Nidec Corp.	300	33,227
Nihon M&A Center Holdings Inc.	900	27,634
Nippon Building Fund Inc.	3	19,491
Nippon Express Co. Ltd.	300	18,778
Nippon Paint Holdings Co. Ltd.	1,200	12,840
Nippon Prologis REIT Inc.	6	20,040
Nippon Sanso Holdings Corp.	1,200	28,330
Nippon Shinyaku Co. Ltd.	300	24,035
Nippon Steel Corp.	900	15,779
Nippon Telegraph & Telephone Corp.	900	25,217
Nippon Yusen KK	600	43,234
Nissan Chemical Corp.	300	16,698
Nissan Motor Co. Ltd.(a)	4,200	21,377
Nisshin Seifun Group Inc.	1,200	18,949
Nissin Foods Holdings Co. Ltd.	300	22,932
Nitto Denko Corp.	300	23,442
Nomura Holdings Inc.	3,600	17,145
Nomura Real Estate Holdings Inc.	900	21,941
Nomura Real Estate Master Fund Inc.	15	22,462
Nomura Research Institute Ltd.	660	26,422
NSK Ltd.	2,100	14,111
NTT Data Corp.	1,500	30,091
Obayashi Corp.	2,400	20,261
Odakyu Electric Railway Co. Ltd.	900	19,511
Oji Holdings Corp.	3,900	19,331
Olympus Corp.	900	19,497
Omron Corp.	300	28,690
Ono Pharmaceutical Co. Ltd.	900	18,884
Oracle Corp. Japan	300	28,387
Oriental Land Co. Ltd.	100	15,794
ORIX Corp.	1,200	23,852
Orix JREIT Inc.	12	19,909
Osaka Gas Co. Ltd.	900	14,506

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Size Factor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Otsuka Corp.	300	$14,777
Otsuka Holdings Co. Ltd.	600	23,730
Pan Pacific International Holdings Corp.	900	18,897
Panasonic Corp.	1,800	22,259
PeptiDream Inc.(a)	600	14,503
Persol Holdings Co. Ltd.	1,200	32,254
Pigeon Corp.	600	13,894
Pola Orbis Holdings Inc.	900	19,217
Rakuten Group Inc.	1,800	19,706
Recruit Holdings Co. Ltd.	600	39,911
Renesas Electronics Corp.(a)	2,100	25,833
Resona Holdings Inc.	5,100	19,159
Ricoh Co. Ltd.	1,800	17,528
Rinnai Corp.	300	30,802
Rohm Co. Ltd.	300	27,431
Ryohin Keikaku Co. Ltd.	900	17,736
Santen Pharmaceutical Co. Ltd.	1,800	25,371
SBI Holdings Inc.	900	23,328
SCSK Corp.	900	18,213
Secom Co. Ltd.	300	20,452
Seiko Epson Corp.	1,500	26,709
Sekisui Chemical Co. Ltd.	1,200	19,714
Sekisui House Ltd.	900	18,712
Seven & i Holdings Co. Ltd.	300	12,595
SG Holdings Co. Ltd.	900	22,600
Sharp Corp.	1,200	14,154
Shimadzu Corp.	600	24,376
Shimano Inc.	100	27,901
Shimizu Corp.	2,700	19,782
Shin-Etsu Chemical Co. Ltd.	100	17,833
Shionogi & Co. Ltd.	300	19,560
Shiseido Co. Ltd.	300	20,018
Shizuoka Bank Ltd. (The)	3,000	24,157
Softbank Corp.	1,500	20,475
SoftBank Group Corp.	300	16,241
Sohgo Security Services Co. Ltd.	600	25,670
Sompo Holdings Inc.	600	26,020
Sony Group Corp.	300	34,739
Square Enix Holdings Co. Ltd.	300	16,434
Stanley Electric Co. Ltd.	900	22,685
Subaru Corp.	1,200	23,538
SUMCO Corp.	900	17,198
Sumitomo Chemical Co. Ltd.	3,900	19,213
Sumitomo Corp.	1,500	21,375
Sumitomo Dainippon Pharma Co. Ltd.	1,200	16,970
Sumitomo Electric Industries Ltd.	1,500	19,909
Sumitomo Metal Mining Co. Ltd.	600	23,275
Sumitomo Mitsui Financial Group Inc.	600	19,470
Sumitomo Mitsui Trust Holdings Inc.	600	19,736
Sumitomo Realty & Development Co. Ltd.	600	21,684
Suntory Beverage & Food Ltd.	600	23,281
Suzuki Motor Corp.	600	26,758
Sysmex Corp.	300	37,197
T&D Holdings Inc.	1,500	19,238
Taisei Corp.	600	18,827
Taisho Pharmaceutical Holdings Co. Ltd.	300	16,098
Takeda Pharmaceutical Co. Ltd.	651	18,271
TDK Corp.	500	18,177
Terumo Corp.	600	26,469
THK Co. Ltd.	600	12,902

Security	Shares	Value

Japan (continued)
TIS Inc.	900	$24,519
Tobu Railway Co. Ltd.	900	22,408
Toho Co. Ltd.	600	28,191
Toho Gas Co. Ltd.	300	8,887
Tohoku Electric Power Co. Inc.	2,400	15,572
Tokio Marine Holdings Inc.	300	15,801
Tokyo Century Corp.	300	17,177
Tokyo Electric Power Co. Holdings Inc.(a)	6,600	18,282
Tokyo Gas Co. Ltd.	1,200	20,824
Tokyu Corp.	1,500	21,147
Toppan Inc.	1,200	19,371
Toray Industries Inc.	3,300	20,564
Toshiba Corp.	600	25,879
Tosoh Corp.	1,200	20,209
TOTO Ltd.	300	14,494
Toyo Suisan Kaisha Ltd.	600	25,853
Toyota Industries Corp.	300	25,504
Toyota Motor Corp.	1,500	26,466
Toyota Tsusho Corp.	600	26,026
Trend Micro Inc.	600	33,912
Tsuruha Holdings Inc.	300	37,004
Unicharm Corp.	600	24,266
United Urban Investment Corp.	15	18,698
USS Co. Ltd.	2,400	38,684
Welcia Holdings Co. Ltd.	600	22,399
West Japan Railway Co.	300	14,162
Yakult Honsha Co. Ltd.	300	15,158
Yamada Holdings Co. Ltd.	4,200	16,049
Yamaha Corp.	300	18,953
Yamaha Motor Co. Ltd.	900	25,086
Yamato Holdings Co. Ltd.	900	22,125
Yaskawa Electric Corp.	600	25,987
Yokogawa Electric Corp.	1,200	23,979
Z Holdings Corp.	5,100	31,661
ZOZO Inc.	600	19,259
		5,720,129
Netherlands — 3.2%
ABN AMRO Bank NV, CVA(c)	1,743	25,636
Adyen NV(a)(c)	9	27,156
Aegon NV	4,908	24,895
Akzo Nobel NV	168	19,306
ArcelorMittal SA	564	19,075
Argenx SE(a)	69	20,773
ASM International NV	66	29,871
ASML Holding NV	25	20,322
Davide Campari-Milano NV	1,569	22,286
EXOR NV	249	23,488
Heineken Holding NV	174	16,125
Heineken NV	153	16,935
ING Groep NV	1,560	23,663
InPost SA(a)	1,341	19,147
JDE Peet's NV	534	15,549
Just Eat Takeaway.com NV(a)(c)	255	18,318
Koninklijke Ahold Delhaize NV	636	20,691
Koninklijke DSM NV	111	24,251
Koninklijke KPN NV	5,622	16,798
Koninklijke Philips NV	339	15,992
Koninklijke Vopak NV	486	19,342
NN Group NV	414	22,131
Prosus NV	165	14,534

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Size Factor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
QIAGEN NV(a)	414	$22,776
Randstad NV	294	21,123
Royal Dutch Shell PLC, Class A	693	15,876
Royal Dutch Shell PLC, Class B	474	10,878
Stellantis NV	1,005	20,064
Universal Music Group NV	564	16,375
Wolters Kluwer NV	216	22,619
		605,995
New Zealand — 0.9%
a2 Milk Co. Ltd. (The)(a)(b)	5,652	26,624
Auckland International Airport Ltd.(a)	3,516	20,153
Fisher & Paykel Healthcare Corp. Ltd.	765	17,139
Mercury NZ Ltd.	4,557	20,041
Meridian Energy Ltd.	5,856	20,978
Ryman Healthcare Ltd.	1,764	18,256
Spark New Zealand Ltd.	8,022	26,261
Xero Ltd.(a)	210	23,945
		173,397
Norway — 1.2%
Adevinta ASA(a)	1,191	19,673
DNB Bank ASA	951	22,631
Equinor ASA	908	23,007
Gjensidige Forsikring ASA	822	20,467
Mowi ASA	897	26,011
Norsk Hydro ASA	3,964	29,117
Orkla ASA	1,870	18,188
Schibsted ASA, Class A	171	8,835
Schibsted ASA, Class B	324	14,628
Telenor ASA	1,002	15,832
Yara International ASA	426	22,264
		220,653
Portugal — 0.4%
EDP - Energias de Portugal SA	3,298	18,609
EDP Renovaveis SA	936	26,077
Galp Energia SGPS SA	1,785	18,543
Jeronimo Martins SGPS SA	957	21,683
		84,912
Singapore — 2.2%
Ascendas REIT	12,007	27,501
CapitaLand Integrated Commercial Trust	13,549	21,576
Capitaland Investment Ltd/Singapore(a)	7,500	19,132
City Developments Ltd.	4,500	24,428
DBS Group Holdings Ltd.	900	21,031
Genting Singapore Ltd.	35,700	20,642
Keppel Corp. Ltd.	5,100	20,352
Mapletree Commercial Trust	12,600	20,381
Mapletree Logistics Trust	16,481	24,714
Oversea-Chinese Banking Corp. Ltd.	2,100	18,358
Sea Ltd., ADR(a)(b)	78	26,799
Singapore Airlines Ltd.(a)	6,000	23,112
Singapore Exchange Ltd.(b)	2,600	18,659
Singapore Technologies Engineering Ltd.	11,400	32,374
Singapore Telecommunications Ltd.	11,100	20,593
United Overseas Bank Ltd.	900	17,891
UOL Group Ltd.	4,200	22,526
Venture Corp. Ltd.	1,500	20,952
Wilmar International Ltd.	5,400	17,265
		418,286

Security	Shares	Value

Spain — 1.8%
ACS Actividades de Construccion y Servicios SA	683	$17,901
Aena SME SA(a)(c)	115	18,887
Amadeus IT Group SA(a)	273	18,263
Banco Bilbao Vizcaya Argentaria SA	3,246	22,716
Banco Santander SA	4,335	16,443
CaixaBank SA	6,708	19,283
Cellnex Telecom SA(c)	412	25,338
Enagas SA	433	9,716
Endesa SA	867	19,995
Ferrovial SA	668	21,088
Grifols SA	702	16,064
Iberdrola SA	1,505	17,772
Industria de Diseno Textil SA	570	20,648
Naturgy Energy Group SA	792	20,811
Red Electrica Corp. SA	870	18,115
Repsol SA	1,488	19,059
Siemens Gamesa Renewable Energy SA(a)	672	18,235
Telefonica SA	4,351	18,899
		339,233
Sweden — 3.9%
Alfa Laval AB	549	23,549
Assa Abloy AB, Class B	702	20,598
Atlas Copco AB, Class A	225	14,490
Atlas Copco AB, Class B	129	6,991
Boliden AB	543	19,143
Electrolux AB, Class B	726	16,476
Embracer Group AB(a)	1,524	14,214
Epiroc AB, Class A	624	15,526
Epiroc AB, Class B	426	9,050
EQT AB	687	36,287
Essity AB, Class B	612	19,824
Evolution AB(c)	114	18,507
Fastighets AB Balder, Class B(a)	294	21,317
H & M Hennes & Mauritz AB, Class B	864	16,254
Hexagon AB, Class B	1,554	25,010
Husqvarna AB, Class B	1,662	23,685
ICA Gruppen AB	378	19,543
Industrivarden AB, Class A	255	8,412
Industrivarden AB, Class C	291	9,466
Investment AB Latour, Class B	630	22,884
Investor AB, Class B	1,008	23,258
Kinnevik AB, Class B(a)	375	14,719
L E Lundbergforetagen AB, Class B	327	18,853
Lundin Energy AB	615	24,288
Nibe Industrier AB, Class B	2,544	37,839
Sandvik AB	780	19,780
Securitas AB, Class B	1,326	21,967
Sinch AB(a)(c)	1,350	25,697
Skandinaviska Enskilda Banken AB, Class A	1,656	25,896
Skanska AB, Class B	756	19,222
SKF AB, Class B	738	17,140
Svenska Cellulosa AB SCA, Class B	1,083	16,922
Svenska Handelsbanken AB, Class A	1,770	20,288
Swedbank AB, Class A	948	20,561
Swedish Match AB	2,100	18,516
Tele2 AB, Class B	1,404	19,843
Telefonaktiebolaget LM Ericsson, Class B	1,536	16,766
Telia Co. AB	4,746	18,694

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Size Factor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Volvo AB, Class B	660	$15,391
		756,866
Switzerland — 4.2%
ABB Ltd., Registered	522	17,269
Adecco Group AG, Registered	300	15,114
Alcon Inc.	255	21,144
Baloise Holding AG, Registered	144	22,948
Banque Cantonale Vaudoise, Registered	225	18,115
Barry Callebaut AG, Registered	9	20,843
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	1	11,785
Cie. Financiere Richemont SA, Class A, Registered	201	24,874
Clariant AG, Registered	891	18,758
Coca-Cola HBC AG, Class DI	594	20,588
Credit Suisse Group AG, Registered	1,902	19,784
EMS-Chemie Holding AG, Registered	21	20,830
Geberit AG, Registered	33	25,771
Givaudan SA, Registered	6	28,272
Holcim Ltd.	321	16,012
Julius Baer Group Ltd.	351	25,389
Kuehne + Nagel International AG, Registered	57	17,952
Logitech International SA, Registered	225	18,822
Lonza Group AG, Registered	30	24,654
Nestle SA, Registered	138	18,203
Novartis AG, Registered	297	24,566
Partners Group Holding AG	12	20,963
Roche Holding AG, NVS	76	29,442
Schindler Holding AG, Participation Certificates, NVS	42	10,936
Schindler Holding AG, Registered	15	3,851
SGS SA, Registered	6	17,763
Siemens Energy AG(a)	617	17,708
Sika AG, Registered	60	20,327
Sonova Holding AG, Registered	72	29,835
STMicroelectronics NV	483	22,932
Straumann Holding AG, Registered	14	29,144
Swatch Group AG (The), Bearer	57	15,689
Swatch Group AG (The), Registered	78	4,150
Swiss Life Holding AG, Registered	42	23,040
Swiss Prime Site AG, Registered	177	17,995
Swiss Re AG	183	17,728
Swisscom AG, Registered	33	17,969
Temenos AG, Registered	150	22,965
UBS Group AG, Registered	1,155	21,024
Vifor Pharma AG	144	18,594
Zurich Insurance Group AG	39	17,286
		811,034
United Kingdom — 8.4%
3i Group PLC	1,251	23,362
Abrdn PLC	5,070	17,624
Admiral Group PLC	507	19,916
Anglo American PLC	390	14,837
Antofagasta PLC	876	17,087
Ashtead Group PLC	267	22,377
Associated British Foods PLC	654	15,994
AstraZeneca PLC	169	21,142
Auto Trader Group PLC(c)	2,517	20,867
AVEVA Group PLC	480	23,374
Aviva PLC	3,858	20,817
BAE Systems PLC	2,553	19,250

Security	Shares	Value

United Kingdom (continued)
Barclays PLC	8,346	$23,031
Barratt Developments PLC	2,004	18,192
Berkeley Group Holdings (The)	269	16,046
BP PLC	5,145	24,649
British American Tobacco PLC	417	14,505
British Land Co. PLC (The)	2,772	18,717
BT Group PLC(a)	8,091	15,372
Bunzl PLC	567	20,956
Burberry Group PLC	837	22,121
Coca-Cola Europacific Partners PLC	291	15,321
Compass Group PLC(a)	954	20,245
Croda International PLC	231	29,898
DCC PLC	243	20,276
Diageo PLC	438	21,791
Direct Line Insurance Group PLC	4,518	18,058
Entain PLC(a)	951	26,648
Evraz PLC	1,962	16,665
Experian PLC	536	24,576
Ferguson PLC	165	24,827
GlaxoSmithKline PLC	867	18,000
Halma PLC	570	23,115
Hargreaves Lansdown PLC	912	19,191
Hikma Pharmaceuticals PLC	632	20,832
HSBC Holdings PLC	3,195	19,250
Imperial Brands PLC	828	17,472
Informa PLC(a)	2,690	19,137
InterContinental Hotels Group PLC(a)	300	21,014
Intertek Group PLC	279	18,684
J Sainsbury PLC	5,657	23,170
JD Sports Fashion PLC	1,692	25,219
Johnson Matthey PLC	480	17,940
Kingfisher PLC	4,671	21,438
Land Securities Group PLC	1,953	18,347
Legal & General Group PLC	4,989	19,676
Lloyds Banking Group PLC	27,351	18,719
London Stock Exchange Group PLC	194	18,885
M&G PLC	6,063	16,565
Melrose Industries PLC	7,269	15,683
Mondi PLC	798	19,929
National Grid PLC	1,356	17,362
Natwest Group PLC	7,254	21,872
Next PLC	213	23,215
Ocado Group PLC(a)	645	15,919
Pearson PLC	1,737	14,293
Persimmon PLC	492	18,331
Phoenix Group Holdings PLC	2,034	18,262
Prudential PLC	960	19,592
Reckitt Benckiser Group PLC	189	15,344
RELX PLC	723	22,418
Rentokil Initial PLC	3,435	27,648
Rolls-Royce Holdings PLC(a)	13,878	25,048
Sage Group PLC (The)	2,163	21,036
Schroders PLC	474	23,479
Segro PLC	1,401	24,762
Severn Trent PLC	525	19,662
Smith & Nephew PLC	813	14,041
Smiths Group PLC	909	16,878
Spirax-Sarco Engineering PLC	123	26,257
SSE PLC	918	20,673
St. James's Place PLC	1,090	23,547

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Size Factor ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Standard Chartered PLC	2,865	$19,376
Taylor Wimpey PLC	8,094	17,125
Tesco PLC	6,723	24,823
Unilever PLC	378	20,239
United Utilities Group PLC	1,452	20,638
Vodafone Group PLC	9,909	14,604
Whitbread PLC(a)	456	20,400
WPP PLC	1,656	23,937
		1,611,588
Total Common Stocks — 98.8%
(Cost: $17,462,049)		18,943,006

Preferred Stocks

Germany — 0.5%
Bayerische Motoren Werke AG, Preference Shares, NVS	30	2,557
Fuchs Petrolub SE, Preference Shares, NVS	348	16,671
Henkel AG & Co. KGaA, Preference Shares, NVS	141	12,632
Porsche Automobil Holding SE, Preference Shares, NVS	219	22,793
Sartorius AG, Preference Shares, NVS.	39	25,262
Volkswagen AG, Preference Shares, NVS	63	14,139
		94,054
Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	14,074	5,350

Total Preferred Stocks — 0.5%
(Cost: $88,260)		99,404

Rights

Germany — 0.0%
Vitesco Technologies Group AG (a)	1	46

Total Rights — 0.0%
(Cost: $0)		46

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(e)(f)(g)	149,323	$149,398

Total Short-Term Investments — 0.8%
(Cost: $149,398)		149,398

Total Investments in Securities — 100.1%
(Cost: $17,699,707)		19,191,854

Other Assets, Less Liabilities — (0.1)%		(25,938)

Net Assets — 100.0%		$19,165,916

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$36,183	$113,215	(a)	$—	$—	$—	$149,398	149,323	$1,610	(b)	$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Intl Size Factor ETF
October 31, 2021

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Mini TOPIX Index	4	12/09/21	$70	$(1,095)
Euro STOXX 50 Index	1	12/17/21	49	813
				$(282)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,409,431	$16,533,575	$—	$18,943,006
Preferred Stocks	16,671	82,733	—	99,404
Rights	—	46	—	46
Money Market Funds	149,398	—	—	149,398
	$2,575,500	$16,616,354	$—	$19,191,854
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$813	$—	$813
Liabilities
Futures Contracts	—	(1,095)	—	(1,095)
	$—	$(282)	$—	$(282)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

ADR	American Depositary Receipt
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust